Income Taxes (Details) $ in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Income tax rate for domestic and foreign enterprises					25.00%	25.00%	25.00%	25.00%	25.00%
Foreign invested enterprise tax withholding rate					10.00%	10.00%	10.00%
Percentage of minimum equity interest rate in PRC resident entreprise					25.00%	25.00%	25.00%
Reduced withholding tax rate for qualified tax residents					5.00%	5.00%	5.00%
Income tax expense (in Yuan Renminbi)					¥ (97,107,000)	$ (13,886)		¥ 279,182,000	¥ 565,163,000
Valuation allowance against deferred tax assets (in Yuan Renminbi)	[1]				¥ 27,233,000			141,086,000
Percentage of semi annual dividends					15.00%	15.00%	15.00%
Aggregate undistributed earnings (in Yuan Renminbi)					¥ 5,238,000,000			5,095,000,000
Provision for PRC dividend withholding tax (in Yuan Renminbi)
Small Low-Profit Enterprises [Member]
Income Taxes [Line Items]
Preferential tax rate					5.00%	5.00%	5.00%
Domestic [Member]
Income Taxes [Line Items]
Income tax rate for domestic and foreign enterprises					25.00%	25.00%	25.00%
YouRace Hengchuang [Member]
Income Taxes [Line Items]
Reduction in preferential tax rate										50.00%	50.00%
Preferential tax rate					15.00%	15.00%	15.00%
Hengfengyi [Member] | Forecast [Member]
Income Taxes [Line Items]
Preferential tax rate		12.50%	12.50%	12.50%
Hengyuda, Beihai Youce Yike Technology Co., Ltd. (“Youce Yike”) [Member]
Income Taxes [Line Items]
Preferential tax rate					15.00%	15.00%	15.00%
Youce Yike, Youjia Innovation and Hengze Innovation [Member]
Income Taxes [Line Items]
Reduction in preferential tax rate					40.00%	40.00%	40.00%
YouRace HK [Member]
Income Taxes [Line Items]
Foreign invested enterprise tax withholding rate					10.00%	10.00%	10.00%
Hengfengyi [Member]
Income Taxes [Line Items]
Income tax expense (in Yuan Renminbi)								¥ 151,100
Hong Kong [Member] | Yirendai HK [Member] | Assessable profits up to HK$2 [Member]
Income Taxes [Line Items]
Foreign corporate income tax rate					8.25%	8.25%	8.25%
Base assessable profits (in Dollars) | $							$ 2
Hong Kong [Member] | Yirendai HK [Member] | Assessable profits over HK$2 [Member]
Income Taxes [Line Items]
Foreign corporate income tax rate					16.50%	16.50%	16.50%
Base assessable profits (in Dollars) | $							$ 2
PRC [Member]
Income Taxes [Line Items]
Income tax rate for domestic and foreign enterprises					25.00%	25.00%	25.00%
Preferential tax rate					25.00%	25.00%	25.00%

[1]	A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s entities’ operating history, accumulated deficit, forecasts of future profitability, existence of taxable temporary differences and reversal periods. The valuation allowance is considered on an individual entity basis. The Group has recognized a valuation allowance against deferred tax assets of RMB141,086 and RMB27,233 for the years ended December 31, 2024 and 2025, respectively.